1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com RICHARD HOROWITZ richard.horowitz@dechert.com +1 212 698 3525 Direct +1 212 698 0452 Fax

April 21, 2016

VIA EDGAR

John Grzeskiewicz, Esq.

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:                             Altegris KKR Commitments Master Fund

File Nos. 811-22963 & 333-195620

Mr. Grzeskiewicz:

On behalf of Altegris KKR Commitments Master Fund (the “Registrant”), electronically transmitted for filing is Post-Effective Amendment No. 2 to the Registrant’s registration statement on Form N-2 under Securities Act of 1933, as amended, and Amendment No. 8 under the Investment Company Act of 1940, as amended (the “Amendment”).  The Amendment is being filed for the primary purpose of registering Class A Shares and Class I Shares of the Registrant following the receipt by the Registrant of multi-class exemptive relief.

If you would like to discuss any of this matter in further detail or if you have any questions, please feel free to contact me at (212) 698-3525.  Thank you.

Very truly yours,

/s/ Richard Horowitz
Richard Horowitz